Investments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) variableInterestEntity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Investments [Line Items]
Equity method investment impairment	$ 2,400
Number of variable interest entities | variableInterestEntity	4
Carrying value of equity investments	$ 18,048	$ 15,920
Non-marketable investments	4,283	4,435	$ 5,329
VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 11,600	9,900
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Payments for equity method investments	$ 2,700	2,400	1,100
Carrying value of equity investments	11,807	7,198
TVM Life Science Ventures III | Investment Commitiment
Schedule of Investments [Line Items]
Unfunded commitment through 2029	$ 4,100
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Dividends received	$ 3,600	9,100	$ 7,500
Carrying value of equity investments	3,965	3,422
Other Long-Term Assets | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		10,200
Maximum loss exposure	11,800
Other Long-Term Liabilities | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 200	$ 300